Stock Options (Details) - Schedule of black-scholes option pricing model	12 Months Ended
Dec. 31, 2022 $ / shares
Stock Options (Details) - Schedule of black-scholes option pricing model [Line Items]
Common stock price (in Dollars per share)	$ 36.4
Dividend yield	0.00%
Risk-free interest rate	1.60%
Expected term (years)	10 years
Expected volatility	480.00%
Board of Directors [Member]
Stock Options (Details) - Schedule of black-scholes option pricing model [Line Items]
Common stock price (in Dollars per share)	$ 2.366
Dividend yield	0.00%
Risk-free interest rate	3.88%
Expected term (years)	10 years
Expected volatility	454.00%
Two Board of Directors [Member]
Stock Options (Details) - Schedule of black-scholes option pricing model [Line Items]
Common stock price (in Dollars per share)	$ 8.71
Dividend yield	0.00%
Risk-free interest rate	2.98%
Expected term (years)	10 years
Expected volatility	480.00%
Chief Operating Officer [Member]
Stock Options (Details) - Schedule of black-scholes option pricing model [Line Items]
Common stock price (in Dollars per share)	$ 13.91
Dividend yield	0.00%
Risk-free interest rate	1.79%
Expected term (years)	10 years
Expected volatility	197.00%